Shareholder Report, Line Graph (Details) 195738_Rareview 2x Bull Cryptocurrency - Precious Metals ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Feb. 06, 2025	Sep. 30, 2025
Rareview 2x Bull Cryptocurrency & Precious Metals ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Rareview 2x Bull Cryptocurrency & Precious Metals ETF NAV
Accumulated Value	$ 10,000	$ 15,559
S&P 500 TR index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR index
Accumulated Value	$ 10,000	$ 11,092